Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 20 – Commitments and contingencies

Operating lease commitments

The information of lease commitments is provided in Note 14.

Contingencies

On July 16, 2018, Wangjing Technology (Suzhou) Co., Ltd. (“Wangjing Technology”) filed a copyright infringement dispute against Zhejiang Ebang and three other defendants. On January 1, 2016, due to production and operation needs, Zhejiang Ebang entrusted the fourth defendant Suzhou Qiao Network Technology Co., Ltd. (“Suzhou Qiao”) to carry out technical development (involving products: embedded software for gateway). In the process of technical cooperation, the software developed by the fourth defendant Suzhou Qiao was charged for copyright infringement and Zhejiang Ebang is thereby involved in the case. The plaintiff, Wangjing Technology sued the defendants in this case to jointly compensate the plaintiff for the economic losses and reasonable rights maintenance costs totaling RMB3 million (approximately $431,000). On August 6, 2020, Zhejiang Ebang received the judgment of the first trial of the case, and the judgment was as follows: 1) Zhejiang Ebang and Suzhou Qiao should immediately cease the infringement of the plaintiff’s software copyright. 2) Zhejiang Ebang and Suzhou Qiao should jointly compensate the plaintiff by RMB0.5 million (approximately $71,000). 3) Zhejiang Ebang should publish notices on its official website regarding the copyright infringement involved in the case for no less than 15 consecutive days. 4) The Court rejected the plaintiff’s other claims. Zhejiang Ebang has filed an appeal and the judgment of the first trial has not yet become effective due to the appeal. On January 27, 2021, the appeal has been held online for trial investigation. The Company has recorded an expense of RMB0.5 million related to this matter for the year ended December 31, 2021. The result of this appeal is still pending.

Litigation settlement

On January 29, 2019, the Company filed a civil action in the Hangzhou Intermediate People’s Court against one of its customers. The defendant had purchased from the Company, and the Company had delivered 90,000 units of mining machines for a total amount of RMB453.6 million (approximately $65.1 million) pursuant to an executed sales contract. The defendant has paid RMB380 million (approximately $54.5 million), and the Company is seeking payment of the remaining balance of RMB73.6 million (approximately $10.6 million) plus interest and legal expenses. On December 30, 2021, Hangzhou Intermediate People’s Court made the judgement and supported the request of RMB73.6 million goods payment from the Company. On January 24, 2022, the defendant appealed to Zhejiang Provisional Superior People’s Court and the appeal was automatically withdrawn according to the ruling made by Zhejiang Provisional Superior People’s Court on March 22, 2022. The court has made enforcement action regarding the payment by the defendant. During the year ended December 31, 2022, the Company has collected RMB7.4 million (approximately $1.1 million). When the sales contract was entered into in 2018, no associated revenue was recognized as the Company concluded the collection of the consideration was not probable. The RMB7.4 million received from the settlement during the year ended December 31, 2022 was recorded as revenue in the consolidated statements of operations and comprehensive income (loss) because the contract has been terminated which leaves the Company no remaining obligations to transfer products and the receipt of consideration is nonrefundable.

In November 2019, the Company brought a claim against one of the Company’s customers and the ultimate beneficial owner of the mining machines (collectively, the “defendants”) in connection with a sale of 80,000 mining machines for an amount of RMB403 million (approximately $58 million) pursuant to a sales contract and a supplementary contract, alleging that the defendants only paid RMB13 million (approximately $2 million) of the total balance and seeking full payment of the outstanding RMB282 million (approximately $40 million) balance plus interest and hold both defendants jointly and severally liable. In August 2021, an agreement was reached between the Company and defendants following a mediation by the court, pursuant to which the defendants agree to pay a total of RMB272 million to the Company. When the sales contract was entered into in 2018, no associated revenue was recognized as the Company concluded the collection of the consideration was not probable. The Company has received RMB166 million (approximately $24.7 million) and RMB106 million (approximately $16 million) from the settlement during the year ended December 31, 2022 and 2021, respectively. Such receipts were recorded as revenue in the consolidated statements of operations and comprehensive income (loss) because the contract has been terminated which leaves the Company no remaining obligations to transfer products and the receipt of consideration is nonrefundable.

In April 2021, Chongqing Duomeiduo Culture Media Co., Ltd. (“DMD”) filed a civil action in the Beijing Chaoyang District People’ Court against the Company for sales contract disputes, claiming the Company and Borui Shikong Culture Communication Co., Ltd. (“Borui”) to return the payment made for the contract in dispute, totaling RMB2 million and 30 bitcoins. On December 16, 2021, the case was transferred to Beijing Dongcheng District People’s Court for trial. On March 9, 2023, the court announced the verdict that the sales contract between Borui and DMD is voided and requested Borui to return DMD goods payment of RMB2 million and 30 bitcoins. In addition, the Company, as one of the defendants, has no responsibility for the case.

From time to time, the Company is subject to legal proceedings and claims in the ordinary course of business. The Company records a liability when it is both probable that a liability will be incurred and the amount of the loss can be reasonably estimated. The Company reviews the need for any such liability on a regular basis. For the years ended December 31, 2022, 2021 and 2020, the Company accrued nil, RMB0.5 million and nil related to its legal contingencies, respectively.